702 King Farm Blvd., Suite 200

Rockville, Maryland 20850

RYDEX SERIES FUNDS

Commodities Strategy Fund

Managed Futures Strategy Fund

Multi-Hedge Strategies Fund

Supplement dated July 8, 2022 to the currently effective Class A, Class C and Institutional Class Shares Statutory Prospectus, Class H Shares Statutory Prospectus and Class P Shares Statutory Prospectus (each, a “Statutory Prospectus” and collectively, the “Statutory Prospectuses”) and Statement of Additional Information (the “SAI”), each dated May 1, 2022, as supplemented, for the Funds listed above (each, a “Fund” and collectively, the “Funds”).

This supplement provides new and additional information beyond that contained in the Statutory Prospectuses and SAI and should be read in conjunction with the Statutory Prospectuses and SAI.

Effective immediately, Mr. Ryan Harder no longer serves as a portfolio manager of the Funds. Mr. Michael P. Byrum continues to manage each Fund and Messrs. Adrian Bachman and John Marchelya continue to manage the Multi-Hedge Strategies Fund and Managed Futures Strategy Fund, respectively. In addition, Mr. Byrum is joined by Messrs. Brendan Cain, Spencer Crane and Scott Miller, each of which serves as a portfolio manager of the Commodities Strategy Fund. Therefore, effective immediately, the changes described below are made to the Funds’ Statutory Prospectuses and SAI. The portfolio management changes described in this supplement will not affect the Funds’ investment objectives or principal investment strategies and are not expected to affect the day-to-day management of the Funds.

I.	STATUTORY PROSPECTUS CHANGES

•	Commodities Strategy Fund – Class A, Class C and Institutional Class Shares Statutory Prospectus and Class H Shares Statutory Prospectus

In the Fund’s “Fund Summary” section, the information under the heading “Portfolio Managers” is deleted in its entirety and replaced with the information below.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Managing Director and Portfolio Manager. Mr. Byrum has been associated with the Advisor since 1993.
•	Brendan Cain, CFA, Vice President and Portfolio Manager. Mr. Cain has been associated with the Adviser since 2006.
•	Spencer Crane, CFA, Vice President and Portfolio Manager. Mr. Crane has been associated with the Adviser since 2012.
•	Scott Miller, Vice President and Portfolio Manager. Mr. Miller has been associated with the Adviser since 2008.

•	Managed Futures Strategy Fund and Multi-Hedge Strategies Fund – Class A, Class C and Institutional Class Shares Statutory Prospectus and Class P Shares Statutory Prospectus

In each Fund’s “Fund Summary” section, the information for Mr. Harder under the heading “Portfolio Managers” is deleted in its entirety.

•	Class A, Class C and Institutional Class Shares Statutory Prospectus

The first paragraph under the “Management of the Funds – Portfolio Management” section is deleted in its entirety and replaced with the paragraph below.

The Funds are managed by teams of investment professionals. Messrs. Michael P. Byrum and Adrian Bachman are jointly and primarily responsible for the day-to-day management of the Multi-Hedge Strategies Fund. Messrs. Byrum and John Marchelya are jointly and primarily responsible for the day-to-day management of the Managed Futures Strategy Fund. Messrs. Byrum and Brendan Cain, Spencer Crane and Scott Miller are jointly and primarily responsible for the day-to-day management of the Commodities Strategy Fund. Biographical information for each of the portfolio managers is listed below.

•	Class H Shares Statutory Prospectus

The first paragraph under the “Management of the Fund – Portfolio Management” section is deleted in its entirety and replaced with the paragraph below.

The Fund is managed by a team of investment professionals. Messrs. Michael P. Byrum, Brendan Cain, Spencer Crane and Scott Miller are jointly and primarily responsible for the day-to-day management of the Fund. Biographical information for each of the portfolio managers is listed below.

•	Class P Shares Statutory Prospectus

The first paragraph under the “Management of the Funds – Portfolio Management” section is deleted in its entirety and replaced with the paragraph below.

The Funds are managed by teams of investment professionals. Messrs. Michael P. Byrum and Adrian Bachman are jointly and primarily responsible for the day-to-day management of the Multi-Hedge Strategies Fund and Messrs. Byrum and John Marchelya are jointly and primarily responsible for the day-to-day management of the Managed Futures Strategy Fund. Biographical information for each of the portfolio managers is listed below.

•	Class A, Class C and Institutional Class Shares Statutory Prospectus and Class H Shares Statutory Prospectus

In the “Management of the Funds – Portfolio Management” section, the biographical information currently included for Mr. Harder is deleted in its entirety and replaced with the biographical information for Messrs. Cain, Crane and Miller included below.

Brendan Cain, CFA, Vice President and Portfolio Manager—Mr. Cain is a Portfolio Manager at Guggenheim Investments and joined the firm in 2006. He helps manage the firm’s Rydex suite of mutual funds, including benchmark and rule-based equity, fixed income, commodity, and alternative strategies. He also analyzes fund cash flows and makes asset allocation decisions based on benchmark, derivatives performance, and shareholder activity. Previously, he was assistant portfolio manager and, before that, senior investment valuation analyst at Guggenheim. Mr. Cain has a B.A. in economics from Gettysburg College in Gettysburg, Pennsylvania. He has earned the Chartered Financial Analyst® designation and is a member of the CFA Institute and the CFA Society of Washington, DC.

Spencer Crane, CFA, Vice President and Portfolio Manager—Mr. Crane is a Portfolio Manager at Guggenheim Investments and joined the firm in 2012. He helps manage the firm’s Rydex suite of mutual funds, including benchmark and rule-based equity, fixed income, commodity, and alternative strategies. He also analyzes fund cash flows and makes asset allocation decisions based on benchmark, derivatives performance, and shareholder activity. Previously, he was assistant portfolio manager and, before that, senior investment valuation analyst at Guggenheim. Before joining Guggenheim, Mr. Crane was a management analyst with BCS, Inc., which was a contractor for the U.S. Department of Energy. Mr. Crane has a B.S. in finance from the Indiana University of Pennsylvania. He has earned the Chartered Financial Analyst® designation and is a member of the CFA Institute and the CFA Society of Washington, DC.

Scott Miller, Vice President and Portfolio Manager—Mr. Miller is a Portfolio Manager at Guggenheim Investments and joined the firm in 2008. He helps manage the firm’s Rydex suite of mutual funds, including benchmark and rule-based equity, fixed income, commodity, and alternative strategies. He also produces quantitative analyses and builds analytical tools that enhance the team’s ability to manage a diverse product line-up, track and mitigate risk, and capture trading and investment opportunities. Before joining Guggenheim, he worked for Catalyst Rx, State Street Corporation, and Institutional Shareholder Services. He has a B.A. in economics from Boston University and an MBA from Cornell University.

•	Class P Shares Statutory Prospectus

In the “Management of the Funds – Portfolio Management” section, the biographical information currently included for Mr. Harder is deleted in its entirety.

II.	SAI CHANGES

•

In the “Management of the Funds – Portfolio Managers” section of the SAI, the information below for Messrs. Cain, Crane and Miller is added to the table under the sub-heading “Other Accounts Managed by Portfolio Managers.”

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Brendan Cain*	0	N/A	0	N/A	0	N/A

Spencer Crane*	0	N/A	0	N/A	0	N/A

Scott Miller*	0	N/A	0	N/A	0	N/A

* Information provided is as of March 31, 2022.

None of the accounts managed by the portfolio managers are subject to performance-based advisory fees.

•

In the “Management of the Funds – Portfolio Managers” section of the SAI, the information below for Messrs. Cain, Crane and Miller is added to the table under the sub-heading “Fund Shares Owned by Portfolio Managers.”

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Brendan Cain*	None	None
Spencer Crane*	None	None
Scott Miller*	None	None

* Information provided as of March 31, 2022.

Please retain this supplement for future reference.

RSF-SUPP-STATSAI-0522-0722x0523

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